Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Current:
Federal					$ 1,255	$ 342,216
State and local					528	144,399
Total current					1,783	486,615
Total provision for income taxes	$ 124,752	$ 288,900	$ 334,346	$ 383,577	$ 1,783	$ 486,615